Invesco Select Equity Fund | Summary - Invesco Select Equity Fund
Fund Summary - Invesco Select Equity Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoSelectEquityFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000217_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Six_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoSelectEquityFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000217_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Six_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoSelectEquityFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000217_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Six_Member * ~&lt;/div&gt;

You would pay the following expenses if you did not redeem your shares:
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleNoRedemptionInvescoSelectEquityFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000217_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Six_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio managers use quantitative, research based models to select potential investment securities. They then use proprietary and nonproprietary models to forecast risks and transaction costs. This information is used to structure the Fund’s portfolio. The Fund uses the Russell 3000® Index as a guide in structuring the portfolio, but will also invest in securities not included in the index.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoSelectEquityFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000217_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Six_Member * ~&lt;/div&gt;

Class A Shares year-to-date (ended March 31, 2011): 8.01% Best Quarter (ended June 30, 2003): 16.06% Worst Quarter (ended March 31, 2001): (26.14)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoSelectEquityFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000217_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Six_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.